Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Summary of Earnings Per Share

Earnings per share attributable to owners of the parent for the years ended March 31, 2016, 2017 and 2018 are calculated based on the following information. There were no dilutive potential common shares outstanding for the years ended March 31, 2016, 2017 and 2018.

	2016	2017	2018
Profit for the year attributable to owners of the parent (millions of yen)	¥344,531	¥616,569	¥1,059,337
Weighted average number of common shares outstanding, basic (shares)	1,802,285,138	1,802,282,093	1,793,088,970
Basic earnings per share attributable to owners of the parent (yen)	¥191.16	¥342.10	¥590.79